Long-term Investments accounted for using the equity method	12 Months Ended
Dec. 31, 2022
Long-term Investments accounted for using the equity method
Long-term Investments accounted for using the equity method

(10) Long-term Investments accounted for using the equity method

Individually immaterial shares in companies accounted for using the equity method are presented in aggregate, provided that at the balance sheet date the equity book value did not exceed k€ 10,000 or Evotec’s share of earnings in the result were less than k€ 2,000 in the company’s profit or loss. As at the balance sheet date, five investments were classified as significant and eight investments were classified as insignificant.

The additions to the significant investments in 2022 are entirely related to financing rounds (capital contributions). The additions to insignificant investments in 2022 amount to k€ 3,754 and include the acquisition of Tucana Biosciences Inc.for k€ 2,504.

The following table summarizes the development of the long-term investments during year 2022:

		Breakpoint		Dark Blue	Topas
	Autobahn	Therapeutic	Curexsys	Therapeutics	Therapeutics	Insignificant
in k€	Labs LLC	GmbH	GmbH	Ltd	GmbH	Investments	Total
Balance at 1 January 2022	—	2,774	4,212	405	1,497	4,180	13,068
Additions	3,634	—	2,564	7,167	1,821	3,754	18,940
Pro rata net result	(2,263)	(2,774)	(2,809)	(3,550)	(2,913)	(1,656)	(15,965)
Loss against other current assets	—	—	—	—	—	—	—
Impairment	—	—	—	—	—	—	—
Discontinued use of equity method	—	—	—	—	—	—	—
Net book value 31 December 2022	1,371	—	3,967	4,022	405	6,278	16,043

The following table summarizes the development of the long-term investment during the year 2021:

				Breakpoint
	Exscientia		NephThera	Therapeutics	Insignificant
in k€	plc[1]		GmbH2)	GmbH	investments	Total
Balance at 1 January 2021	21,040		486	1,918	16,266	39,710
Additions	—		—	3,667	7,244	10,911
Pro rata net result	(1,577)		(486)	(2,811)	(11,696)	(16,570)
Loss against other current assets	—		—	—	977	977
Impairment	—		—	—	(2,497)	(2,497)
Discontinued use of equity method	(19,463)	1)	—	—	—	(19,463)
Net book value 31 December 2021	—		—	2,774	10,294	13,068
1)	In the first half of 2021, Evotec did not participate in two financing rounds of Exscientia plc (before: Exscientia Ltd.), resulting in Evotec’s shareholding decreasing from 20.32% to 14.84%. In the third quarter of 2021, Exscientia plc was listed for the first time on the NASDAQ and the shareholding further decreased through dilution to 11.70% as of 31 December 2021 through dilution. Consequently, Exscientia plc is no longer accounted for using the equity method but at fair value in accordance with IFRS 9.

2)	NephThera GmbH is a joint venture.

Further financial information on the significant investments accounted for using the equity method is presented below:

		Breakpoint		Dark Blue	Topas
	Autobahn	Therapeutics	Curexsys	Therapeutics	Therapeutics
	Labs LLC	GmbH	GmbH	Ltd	GmbH
2022	k€	k€	k€	k€	k€
Current assets	4,029	7,204	3,409	14,244	6,795
Non-current assets	6	2	484	32	—
Current liabilities	672	1,068	302	1,065	843
Non-current liabilities	—	143	85	8,208	—
Revenues from 1 Jan to 31 Dec	—	—	15	—	—
Net result from 1 Jan to 31 Dec	(6,144)	(11,789)	(6,940)	1,025	(9,340)

		Breakpoint
	NephThera	Therapeutics
	GmbH	GmbH
2021	k€	k€
Current assets	8,013	18,501
Non-current assets	10	2
Current liabilities	525	719
Non-current liabilities	—	—
Revenues from 1 Jan to 31 Dec	—	—
Net result from 1 Jan to 31 Dec	(5,769)	(8,283)